Quarterly Holdings Report
for

Strategic Advisers® Fidelity® International Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

November 30, 2019

SIL-QTLY-0120
1.912843.109

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 7.7%
	Shares	Value
COMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.2%
Cellnex Telecom SA (a)	72,425	$3,112,117
HKT Trust/HKT Ltd. unit	3,791,000	5,559,475
Nippon Telegraph & Telephone Corp.	117,400	5,930,084
		14,601,676
Entertainment - 0.0%
Nintendo Co. Ltd.	7,800	3,020,438
Interactive Media & Services - 0.1%
Adevinta ASA Class B	151,794	1,580,364
Yahoo! Japan Corp.	1,286,800	4,433,592
		6,013,956
Media - 0.1%
Informa PLC	222,675	2,279,118
Schibsted ASA (A Shares)	76,356	2,090,913
		4,370,031
Wireless Telecommunication Services - 0.1%
SoftBank Corp.	192,700	7,489,975
Vodafone Group PLC	2,337,505	4,636,219
		12,126,194

TOTAL COMMUNICATION SERVICES		40,132,295

CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.1%
DENSO Corp.	134,200	5,994,970
Pirelli & C. SpA (a)	410,059	2,326,785
		8,321,755
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW)	34,271	2,767,792
Daimler AG (Germany)	92,978	5,245,090
Ferrari NV	18,511	3,128,657
Isuzu Motors Ltd.	264,700	3,097,682
Subaru Corp.	128,800	3,374,202
Suzuki Motor Corp.	55,600	2,467,498
Toyota Motor Corp.	56,900	3,980,650
		24,061,571
Hotels, Restaurants & Leisure - 0.0%
Compass Group PLC	82,389	2,018,727
Galaxy Entertainment Group Ltd.	396,000	2,590,021
Oriental Land Co. Ltd.	4,600	636,693
		5,245,441
Household Durables - 0.1%
Sony Corp.	87,900	5,577,950
Internet & Direct Marketing Retail - 0.1%
Delivery Hero AG (a)(b)	47,635	2,519,244
Ocado Group PLC (b)	115,140	1,973,065
Prosus NV (b)	23,100	1,574,689
Zozo, Inc.	47,000	935,962
		7,002,960
Leisure Products - 0.0%
Bandai Namco Holdings, Inc.	61,800	3,748,552
Multiline Retail - 0.0%
B&M European Value Retail SA	320,748	1,568,862
Specialty Retail - 0.0%
Nitori Holdings Co. Ltd.	10,600	1,661,396
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	5,029	1,566,704
Kering SA	3,610	2,174,498
LVMH Moet Hennessy Louis Vuitton SE	24,321	10,888,555
		14,629,757

TOTAL CONSUMER DISCRETIONARY		71,818,244

CONSUMER STAPLES - 0.8%
Beverages - 0.2%
Asahi Group Holdings	18,100	871,089
Coca-Cola European Partners PLC	46,800	2,361,528
Davide Campari-Milano SpA	200,458	1,829,863
Diageo PLC	190,805	7,795,676
Heineken NV (Bearer)	26,719	2,768,443
Treasury Wine Estates Ltd.	386,890	4,893,648
		20,520,247
Food & Staples Retailing - 0.1%
Koninklijke Ahold Delhaize NV	175,617	4,523,271
Tsuruha Holdings, Inc.	17,700	2,107,759
Woolworths Group Ltd.	92,416	2,485,405
		9,116,435
Food Products - 0.2%
Danone SA	65,432	5,383,897
Nestle SA (Reg. S)	92,479	9,603,466
		14,987,363
Personal Products - 0.2%
Kao Corp.	55,200	4,344,566
Shiseido Co. Ltd.	38,800	2,803,089
Unilever NV	124,452	7,404,019
Unilever PLC	60,696	3,595,482
		18,147,156
Tobacco - 0.1%
British American Tobacco PLC (United Kingdom)	103,863	4,110,768
Imperial Brands PLC	95,278	2,098,735
		6,209,503

TOTAL CONSUMER STAPLES		68,980,704

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
BP PLC	2,334,305	14,539,234
Equinor ASA (c)	133,006	2,449,291
Idemitsu Kosan Co. Ltd.	69,800	1,906,072
Lundin Petroleum AB	184,836	5,697,744
Total SA	237,389	12,452,191
Woodside Petroleum Ltd.	113,009	2,637,920
		39,682,452
FINANCIALS - 1.5%
Banks - 0.7%
Commonwealth Bank of Australia	98,968	5,410,249
DBS Group Holdings Ltd.	206,900	3,819,995
Erste Group Bank AG	32,541	1,165,244
HSBC Holdings PLC (United Kingdom)	491,909	3,664,772
Intesa Sanpaolo SpA	1,684,682	4,262,606
KBC Groep NV	105,720	7,704,139
Lloyds Banking Group PLC	6,291,436	4,959,891
Mediobanca SpA	189,195	2,115,819
Mitsubishi UFJ Financial Group, Inc.	1,264,000	6,700,200
Standard Chartered PLC (United Kingdom)	463,446	4,180,039
Sumitomo Mitsui Financial Group, Inc.	186,800	6,839,935
Svenska Handelsbanken AB (A Shares)	251,263	2,466,360
United Overseas Bank Ltd.	90,403	1,706,790
Westpac Banking Corp.	349,391	5,829,375
		60,825,414
Capital Markets - 0.2%
Amundi SA (a)	41,786	3,162,935
EQT AB (b)	171,340	2,016,428
Julius Baer Group Ltd.	45,709	2,153,096
London Stock Exchange Group PLC	26,794	2,382,569
Macquarie Group Ltd.	60,012	5,603,742
Standard Life PLC	1,291,999	5,295,216
		20,613,986
Diversified Financial Services - 0.0%
Investor AB (B Shares)	39,840	2,105,918
ORIX Corp.	62,700	1,027,141
		3,133,059
Insurance - 0.6%
AIA Group Ltd.	637,600	6,380,595
Allianz SE	24,819	5,935,929
AXA SA	249,651	6,792,313
NN Group NV	100,477	3,856,982
Prudential PLC	325,391	5,775,083
QBE Insurance Group Ltd.	188,728	1,618,673
Swiss Re Ltd.	39,300	4,257,254
Talanx AG	39,158	1,866,422
Tokio Marine Holdings, Inc.	92,700	5,042,500
Zurich Insurance Group Ltd.	16,296	6,395,451
		47,921,202

TOTAL FINANCIALS		132,493,661

HEALTH CARE - 1.0%
Biotechnology - 0.1%
CSL Ltd.	21,589	4,139,602
Morphosys AG (b)	28,804	3,560,807
Morphosys AG sponsored ADR (b)	61,700	1,889,254
		9,589,663
Health Care Equipment & Supplies - 0.1%
Hoya Corp.	76,000	6,938,768
Olympus Corp.	109,300	1,622,219
Terumo Corp.	68,900	2,418,615
		10,979,602
Life Sciences Tools & Services - 0.1%
Lonza Group AG	12,822	4,355,440
Pharmaceuticals - 0.7%
Astellas Pharma, Inc.	282,200	4,816,382
AstraZeneca PLC (United Kingdom)	156,033	15,074,007
Bayer AG	60,690	4,583,589
Daiichi Sankyo Kabushiki Kaisha	38,300	2,401,888
Novartis AG	48,891	4,507,062
Roche Holding AG (participation certificate)	53,564	16,513,405
Sanofi SA	94,499	8,809,083
Takeda Pharmaceutical Co. Ltd.	69,000	2,811,273
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	106,700	1,111,814
		60,628,503

TOTAL HEALTH CARE		85,553,208

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
Airbus Group NV	15,584	2,289,988
MTU Aero Engines Holdings AG	12,114	3,282,078
Rolls-Royce Holdings PLC (C Shares)	3,670,478	4,747
		5,576,813
Air Freight & Logistics - 0.1%
Deutsche Post AG	140,028	5,220,932
DSV A/S	26,470	2,882,193
		8,103,125
Airlines - 0.0%
Qantas Airways Ltd.	385,460	1,903,294
Building Products - 0.1%
Agc, Inc.	105,000	3,833,623
Compagnie de St. Gobain	80,968	3,278,487
Daikin Industries Ltd.	20,000	2,881,224
		9,993,334
Commercial Services & Supplies - 0.1%
Edenred SA	61,325	3,043,933
Park24 Co. Ltd.	50,100	1,211,063
Rentokil Initial PLC	192,122	1,105,449
		5,360,445
Construction & Engineering - 0.1%
Ferrovial SA	116,848	3,469,627
Ferrovial SA (b)(c)	1,854	55,052
Taisei Corp.	36,600	1,436,639
VINCI SA	71,881	7,839,066
		12,800,384
Electrical Equipment - 0.1%
Akasol AG (a)(b)(c)	19,900	738,900
Nidec Corp.	20,700	3,062,813
Vestas Wind Systems A/S	35,807	3,407,802
		7,209,515
Industrial Conglomerates - 0.1%
Siemens AG	52,739	6,796,195
Machinery - 0.2%
Fanuc Corp.	21,700	4,143,455
Makita Corp.	61,900	2,047,871
Minebea Mitsumi, Inc.	137,900	2,676,838
SMC Corp.	2,300	1,042,798
Techtronic Industries Co. Ltd.	227,500	1,710,275
The Weir Group PLC	98,012	1,768,921
THK Co. Ltd.	104,400	2,933,924
		16,324,082
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	1,076	1,503,857
Professional Services - 0.2%
Experian PLC	94,462	3,133,415
Recruit Holdings Co. Ltd.	135,000	4,893,531
RELX PLC (London Stock Exchange)	96,943	2,348,300
SR Teleperformance SA	17,425	4,127,756
Wolters Kluwer NV	14,945	1,072,951
		15,575,953
Trading Companies & Distributors - 0.1%
Ashtead Group PLC	58,155	1,767,479
Itochu Corp.	276,000	6,023,469
MonotaRO Co. Ltd.	84,400	2,375,727
Rexel SA	269,957	3,294,133
		13,460,808

TOTAL INDUSTRIALS		104,607,805

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Ericsson (B Shares)	497,615	4,484,399
Electronic Equipment & Components - 0.1%
Hitachi High-Technologies Corp.	64,300	4,195,778
Hitachi Ltd.	46,000	1,807,713
Keyence Corp.	14,000	4,790,349
TDK Corp.	22,200	2,335,240
		13,129,080
IT Services - 0.1%
Atos Origin SA	31,898	2,709,517
Capgemini SA	34,267	4,053,040
		6,762,557
Semiconductors& Semiconductor Equipment - 0.1%
ASM Pacific Technology Ltd.	122,900	1,604,504
ASML Holding NV (Netherlands)	13,853	3,755,335
Disco Corp.	5,100	1,100,914
Renesas Electronics Corp. (b)	167,900	1,094,066
Tokyo Electron Ltd.	7,400	1,528,423
		9,083,242
Software - 0.1%
Netcompany Group A/S (a)(b)	58,725	2,480,124
Oracle Corp. Japan	16,900	1,555,319
SAP SE	50,263	6,828,567
		10,864,010

TOTAL INFORMATION TECHNOLOGY		44,323,288

MATERIALS - 0.5%
Chemicals - 0.1%
JSR Corp.	213,400	3,777,699
Shin-Etsu Chemical Co. Ltd.	32,900	3,536,390
Sika AG	17,435	3,035,321
		10,349,410
Construction Materials - 0.1%
CRH PLC	125,995	4,820,390
HeidelbergCement Finance AG	24,514	1,812,339
		6,632,729
Metals & Mining - 0.2%
Anglo American PLC (United Kingdom)	330,478	8,661,407
Antofagasta PLC	272,904	3,063,578
Newcrest Mining Ltd.	109,290	2,273,895
		13,998,880
Paper & Forest Products - 0.1%
Stora Enso Oyj (R Shares)	217,127	2,918,612
Svenska Cellulosa AB (SCA) (B Shares)	302,838	3,013,722
UPM-Kymmene Corp.	88,409	2,953,442
		8,885,776

TOTAL MATERIALS		39,866,795

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Land Securities Group PLC	196,678	2,437,821
Real Estate Management & Development - 0.3%
Cheung Kong Property Holdings Ltd.	284,500	1,891,651
LEG Immobilien AG	36,190	4,085,106
Lendlease Group unit	281,736	3,679,834
Mitsubishi Estate Co. Ltd.	157,400	2,886,338
Mitsui Fudosan Co. Ltd.	80,500	2,003,304
Sino Land Ltd.	1,229,959	1,844,577
Vonovia SE	93,011	4,846,256
		21,237,066

TOTAL REAL ESTATE		23,674,887

UTILITIES - 0.2%
Electric Utilities - 0.2%
Enel SpA	685,784	5,183,214
Fortum Corp.	217,780	5,132,531
Iberdrola SA	315,369	3,102,518
SP AusNet	3,147,777	3,704,732
		17,122,995
Multi-Utilities - 0.0%
RWE AG	164,218	4,868,971

TOTAL UTILITIES		21,991,966

TOTAL COMMON STOCKS
(Cost $592,391,427)		673,125,305

Equity Funds - 88.3%
Foreign Large Blend Funds - 10.6%
Fidelity Pacific Basin Fund (d)	4,884,671	161,975,685
Fidelity SAI International Low Volatility Index Fund (d)	66,202,553	765,963,541

TOTAL FOREIGN LARGE BLEND FUNDS		927,939,226

Foreign Large Growth Funds - 57.8%
Fidelity Advisor Overseas Fund Class I (d)	3,075,382	77,807,176
Fidelity Diversified International Fund (d)	32,556,422	1,283,699,713
Fidelity International Capital Appreciation Fund (d)	48,414,479	1,109,175,705
Fidelity International Discovery Fund (d)	28,678,722	1,276,203,107
Fidelity Overseas Fund (d)	26,325,436	1,330,487,523

TOTAL FOREIGN LARGE GROWTH FUNDS		5,077,373,224

Foreign Large Value Funds - 14.6%
Fidelity International Value Fund (d)	25,377,058	211,898,434
Fidelity SAI International Value Index Fund (d)	114,349,703	1,068,026,225

TOTAL FOREIGN LARGE VALUE FUNDS		1,279,924,659

Foreign Small Mid Growth Funds - 0.9%
Fidelity International Small Cap Opportunities Fund (d)	4,034,933	80,739,001
Sector Funds - 0.9%
Fidelity Advisor International Real Estate Fund Class I (d)	6,270,360	79,131,941
Other - 3.5%
Fidelity Advisor Japan Fund Class I (d)	16,373,022	264,588,030
Fidelity Japan Smaller Companies Fund (d)	2,433,573	43,658,301

TOTAL OTHER		308,246,331

TOTAL EQUITY FUNDS
(Cost $6,878,851,954)		7,753,354,382

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.95% 12/5/19 to 2/27/20 (e)
(Cost $14,367,890)	14,400,000	14,368,430

Money Market Funds - 3.8%
Fidelity Securities Lending Cash Central Fund 1.61% (f)(g)	749,646	749,721
State Street Institutional U.S. Government Money Market Fund Premier Class 1.59% (h)	329,895,609	329,895,609
TOTAL MONEY MARKET FUNDS
(Cost $330,645,330)		330,645,330
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $7,816,256,601)		8,771,493,447
NET OTHER ASSETS (LIABILITIES) - 0.1%		5,626,207
NET ASSETS - 100%		$8,777,119,654

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	250	Dec. 2019	$29,162,500	$2,809,946	$2,809,946
ICE E-mini MSCI EAFE Index Contracts (United States)	2,910	Dec. 2019	287,697,150	7,385,445	7,385,445
TOTAL FUTURES CONTRACTS					$10,195,391

The notional amount of futures purchased as a percentage of Net Assets is 3.6%

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,340,105 or 0.2% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,368,430.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$147,524
Total	$147,524

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor International Real Estate Fund Class I	$63,118,130	$10,260,635	$--	$2,631,281	$--	$5,753,176	$79,131,941
Fidelity Advisor Japan Fund Class I	163,992,431	71,655,531	--	--	--	28,940,068	264,588,030
Fidelity Advisor Overseas Fund Class I	69,718,920	--	--	--	--	8,088,256	77,807,176
Fidelity Diversified International Fund	875,174,842	266,346,067	--	--	--	142,178,804	1,283,699,713
Fidelity International Capital Appreciation Fund	719,283,460	263,129,844	--	--	--	126,762,401	1,109,175,705
Fidelity International Discovery Fund	892,560,870	262,530,470	--	--	--	121,111,767	1,276,203,107
Fidelity International Small Cap Opportunities Fund	71,579,704	--	--	--	--	9,159,297	80,739,001
Fidelity International Value Fund	200,478,758	--	--	--	--	11,419,676	211,898,434
Fidelity Japan Smaller Companies Fund	39,715,912	--	--	--	--	3,942,389	43,658,301
Fidelity Overseas Fund	866,297,158	334,537,623	--	--	--	129,652,742	1,330,487,523
Fidelity Pacific Basin Fund	142,143,921	--	--	--	--	19,831,764	161,975,685
Fidelity SAI International Low Volatility Index Fund	522,200,627	199,350,494	--	--	--	44,412,420	765,963,541
Fidelity SAI International Value Index Fund	597,997,103	432,009,370	--	--	--	38,019,752	1,068,026,225
Total	$5,224,261,836	$1,839,820,034	$--	$2,631,281	$--	$689,272,512	$7,753,354,382

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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